8. Subordinated Debt: Schedule of Subordinated Debt Interest Rates (Details) - Subordinated Debt	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt, Weighted Average Interest Rate	2.86%	2.90%	3.02%
Debt, Weighted Average Interest Rate during period	2.82%	2.91%	3.14%